Other Assets (Details Narrative) (10 Q) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Other assets	$ 1,313,566	$ 1,302,244	$ 1,112,590	$ 122,625